Intangible - Changes in intangible (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	R$ 1,009,314
Intangible assets and goodwill at end of period	1,209,948	R$ 1,009,314
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,403,194	1,169,330
Addition	84,502	80,055
Business combination	202,265	153,809
Additions / acquisitions	130	1,176
IAS 29	225	768
Disposals	(430)	(1,944)
Transfers	(11)
Foreign Exchange	(480)
Intangible assets and goodwill at end of period	1,689,395	1,403,194
Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(393,880)	(319,696)
Addition	(86,395)	(75,491)
Additions / acquisitions	(7)	(450)
Disposals	10	1,757
Transfers	531
Foreign Exchange	294
Intangible assets and goodwill at end of period	(479,447)	(393,880)
Software | Acquired
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	47,187
Intangible assets and goodwill at end of period	36,211	47,187
Software | Acquired | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	95,280	66,883
Addition	10,201	28,316
Additions / acquisitions	110	1,165
IAS 29	225	768
Disposals	(263)	(1,852)
Transfers	(8,693)
Foreign Exchange	(480)
Intangible assets and goodwill at end of period	96,380	95,280
Software | Acquired | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(48,093)	(35,370)
Addition	(12,894)	(14,030)
Additions / acquisitions	(7)	(450)
Disposals		1,757
Transfers	531
Foreign Exchange	294
Intangible assets and goodwill at end of period	R$ (60,169)	(48,093)
Software | Acquired | Accumulated depreciation/amortization | Minimum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	10.00%
Software | Acquired | Accumulated depreciation/amortization | Maximum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	20.00%
Software not available for use | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	R$ 22,729
Intangible assets and goodwill at end of period	32,789	22,729
Software not available for use | Internally generated | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	22,729	15,633
Addition	24,703	7,096
Disposals	(150)
Transfers	(14,493)
Intangible assets and goodwill at end of period	R$ 32,789	22,729
Software not available for use | Internally generated | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Amortization rate	33.00%
Intangible assets and goodwill at beginning of period	R$ (149,865)	(121,663)
Addition	(27,621)	(28,202)
Disposals	9
Intangible assets and goodwill at end of period	(177,477)	(149,865)
Software available for use | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	38,989
Intangible assets and goodwill at end of period	71,161	38,989
Software available for use | Internally generated | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	188,854	157,837
Addition	36,621	31,017
Disposals	(14)
Transfers	23,177
Intangible assets and goodwill at end of period	248,638	188,854
Software available for use | Internally generated | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at end of period	(177,477)
Software development - capitalized interest
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	12,455
Intangible assets and goodwill at end of period	20,522	12,455
Software development - capitalized interest | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	20,569	8,786
Addition	11,955	11,783
Disposals	(3)
Intangible assets and goodwill at end of period	R$ 32,521	20,569
Software development - capitalized interest | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Amortization rate	33.00%
Intangible assets and goodwill at beginning of period	R$ (8,114)	(4,728)
Addition	(3,886)	(3,386)
Disposals	1
Intangible assets and goodwill at end of period	(11,999)	(8,114)
Brands acquired
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	41,162
Intangible assets and goodwill at end of period	49,719	41,162
Brands acquired | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	46,199	46,188
Business combination	11,823
Additions / acquisitions	20	11
Intangible assets and goodwill at end of period	58,042	46,199
Brands acquired | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(5,037)	(4,076)
Addition	(3,286)	(961)
Intangible assets and goodwill at end of period	R$ (8,323)	(5,037)
Brands acquired | Accumulated depreciation/amortization | Minimum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	10.00%
Brands acquired | Accumulated depreciation/amortization | Maximum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	20.00%
Technology- acquisitions
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	R$ 39,471
Intangible assets and goodwill at end of period	43,757	39,471
Technology- acquisitions | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	143,735	129,377
Business combination	18,242	14,358
Transfers	616
Intangible assets and goodwill at end of period	162,593	143,735
Technology- acquisitions | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(104,264)	(90,404)
Addition	(14,572)	(13,860)
Intangible assets and goodwill at end of period	R$ (118,836)	(104,264)
Technology- acquisitions | Accumulated depreciation/amortization | Minimum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	10.00%
Technology- acquisitions | Accumulated depreciation/amortization | Maximum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	20.00%
Client portfolio - acquisitions
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	R$ 79,761
Intangible assets and goodwill at end of period	108,301	79,761
Client portfolio - acquisitions | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	158,268	137,177
Addition	667
Business combination	52,635	21,182
Disposals		(91)
Transfers	(626)
Intangible assets and goodwill at end of period	210,944	158,268
Client portfolio - acquisitions | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(78,507)	(63,455)
Addition	(24,136)	(15,052)
Intangible assets and goodwill at end of period	R$ (102,643)	(78,507)
Client portfolio - acquisitions | Accumulated depreciation/amortization | Minimum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	20.00%
Client portfolio - acquisitions | Accumulated depreciation/amortization | Maximum
Disclosure of detailed information about intangible assets [line items]
Amortization rate	50.00%
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	R$ 727,558
Intangible assets and goodwill at end of period	847,486	727,558
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	727,558	607,446
Addition	355	1,843
Business combination	119,565	118,269
Transfers	8
Intangible assets and goodwill at end of period	847,486	727,558
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2
Intangible assets and goodwill at end of period	2	2
Other | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2	3
Disposals		(1)
Intangible assets and goodwill at end of period	R$ 2	R$ 2